Offsets	Mar. 05, 2026 USD ($) shares
Offset: 1
Offset Payment:
Offset Claimed	true
Rule 457(p) Offset	true
Registrant or Filer Name	Visa Inc.
Form or Filing Type	S-4
File Number	333-276747
Initial Filing Date	Jan. 29, 2024
Fee Offset Claimed	$ 7,945,220.95
Security Type Associated with Fee Offset Claimed	Equity
Security Title Associated with Fee Offset Claimed	Class A common stock, par value $0.0001 per share
Unsold Securities Associated with Fee Offset Claimed | shares	198,713,168
Unsold Aggregate Offering Amount Associated with Fee Offset Claimed	$ 53,829,410,079.52
Termination / Withdrawal Statement	The shares of Class A common stock registered hereby that are issuable upon the conversion of the Class B-3 common stock and Class C common stock offered in the Current Exchange Offer were previously registered pursuant to Visa's registration statement on Form S-4 (File No. 333-276747) (the "Prior S-4 Registration Statement") and that were issuable upon the conversion of Class B-2 common stock and Class C common stock offered as partial consideration in Visa's prior exchange offer (the "Prior Exchange Offer") to which the Prior S-4 Registration Statement relates. Due to restrictions in Visa's certificate of incorporation, Visa's Class B-2 common stock has not yet become convertible into shares of Class A common stock, and therefore such underlying shares of Class A common stock remain unsold. The number of unsold securities associated with fee offset claimed consists of (i) 3,836,920 shares of Class A common stock issuable upon conversion of the Class C common stock that was registered but not issued in the Prior Exchange Offer and (ii) 194,876,248 shares of Class A common stock into which the shares of Class B-2 common stock registered in the Prior Exchange Offer was convertible (in each case, rounded down to the nearest whole share) but remain unsold. The filing fee previously paid by Visa that corresponds to this amount of Class A common stock equals $7,945,220.95, which is the amount that Visa is offsetting the fee payable in connection with the Current Exchange Offer. The unsold aggregate offering amount associated with fee offset claimed was calculated using $270.89 as the average of the high and low prices of Class A common stock of Visa as reported on the New York Stock Exchange on January 23, 2024 in accordance with the Prior S-4 Registration Statement.
Offset: 2
Offset Payment:
Offset Claimed	false
Rule 457(p) Offset	true
Registrant or Filer Name	Visa Inc.
Form or Filing Type	S-4
File Number	333-276747
Filing Date	Jan. 29, 2024
Fee Paid with Fee Offset Source	$ 15,583,616.04